U.S. Bancorp (Parent Company) - Condensed Income Statement of Parent Company Only (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expense
Interest on short-term funds borrowed	$ 442	$ 531	$ 548
Interest on long-term debt	1,005	1,145	1,103
Applicable income taxes	(2,236)	(1,841)	(935)
Net income attributable to U.S. Bancorp	5,647	4,872	3,317
Parent Company [Member]
Income
Dividends from bank subsidiaries	250	1,500
Dividends from nonbank subsidiaries	4	7	3
Interest from subsidiaries	96	101	109
Other income	149	134	105
Total income	499	1,742	217
Expense
Interest on short-term funds borrowed	1	1	1
Interest on long-term debt	392	424	366
Other expense	122	79	80
Total expense	515	504	447
Income before income taxes and equity in undistributed income of subsidiaries	(16)	1,238	(230)
Applicable income taxes	(85)	(83)	(70)
Income of parent company	69	1,321	(160)
Equity in undistributed income of subsidiaries	5,578	3,551	3,477
Net income attributable to U.S. Bancorp	$ 5,647	$ 4,872	$ 3,317